Performance Management - AB Government Money Market Portfolio	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
•	how the Portfolio’s performance changed from year to year over ten years; and
•	the Portfolio’s average annual returns for one, five and ten years.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future. The Portfolio adopted a multiple-class plan effective June 1, 2016. Upon the adoption of the multiple-class plan by the Portfolio, the original share class of the Portfolio (“original share class”) was renamed Class AB shares. Accordingly, the performance information presented below for the Class AB shares for the period prior to June 1, 2016 is the performance information of the original share class that existed prior to such date. An advisory fee for the Portfolio was implemented effective June 1, 2016 and prior to that time the Portfolio did not pay an advisory fee. Accordingly, historical performance information for the period prior to June 1, 2016 does not reflect the Portfolio’s payment of an advisory fee. If such fee had been in place, investment performance for that period would have been lower than what is indicated below.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Portfolio’s performance changed from year to year over ten years; andthe Portfolio’s average annual returns for one, five and ten years.
Bar Chart Narrative [Text Block]
The annual returns in the bar chart are for the Portfolio’s Class AB shares, or, for periods prior to June 1, 2016 as noted above, the original share class. Through June 30, 2026, the year-to-date unannualized return for the Portfolio’s Class AB shares was 1.75%.

Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 1.33%, 4th quarter, 2023; and Worst Quarter was up 0.01%, 1st quarter, 2022.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Narrative	You may obtain the most current seven-day yield information of the Portfolio by calling (800) 221-5672 or your financial intermediary.
Money Market Seven Day Yield Phone	(800) 221-5672
Performance Availability Website Address [Text]	www.abfunds.com
Class AB
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	1.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022